Subsequent Events - Additional Information (Detail) (USD $)	1 Months Ended
	Jan. 29, 2008	Jan. 14, 2013 Issuance of debt Subsequent Event
Subsequent Event [Line Items]
Subscription agreement, floating rate notes		$ 100,000,000
Interest rate description		The interest rate is based on the three-month LIBOR rate and the interest will be paid on a quarterly basis
Floating rate notes, maturity date	Jan. 15, 2018	Jan. 15, 2016